                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5448
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                         TOTAL RETURN VARIABLE ACCOUNT
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

Total Return Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 TOTAL RETURN VARIABLE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 59.8%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                    2,800            $100,408
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           42,990           2,397,982
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                           9,400             501,302
--------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                        5,300             494,914
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,494,606
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          17,920            $244,070
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                        5,200            $259,740
--------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                      12,850             160,639
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $420,379
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                   2,300            $170,384
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                               4,600             176,585
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $346,969
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.8%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            15,700            $807,922
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           81,872           3,547,514
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 87,226           3,848,411
--------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                  40,700             718,762
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      12,050             763,970
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     17,470           1,139,743
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                         57,508           2,284,793
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      23,600             594,720
--------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              32,360           1,750,676
--------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                            21,400           1,506,774
--------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                    16,152             466,793
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,430,078
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   3,300            $179,553
--------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                14,900             353,130
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $532,683
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     88,830          $2,480,134
--------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                   4,200             139,146
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                                                10,400             220,168
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                         1,300              68,549
--------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR                                                                             11,300             354,029
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                               9,100             146,874
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               90,358           3,032,414
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 47,150           1,063,233
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,504,547
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         5,600            $312,256
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        8,500             792,540
--------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          77,210           2,137,945
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       40,370           2,007,196
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                  15,000             739,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,989,437
--------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            17,250            $466,613
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    4,700             163,842
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $630,455
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                14,200            $641,556
--------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    34,090           1,459,052
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    14,600             531,732
--------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            14,600             894,688
--------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                      3,200             305,459
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,832,487
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                                                   12,100            $157,784
--------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                         34,800             915,240
--------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                   11,960             240,396
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 83,440           2,307,116
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,620,536
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             30,500            $571,875
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            2,100             180,054
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp.*                                                                                    12,600             177,408
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $929,337
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     16,400            $566,292
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            7,000            $316,260
--------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            16,950           1,094,801
--------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                         36,890             739,276
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,150,337
--------------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                           66,820          $1,069,120
--------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  27,750             537,517
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,606,637
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      3,700            $218,300
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             7,250             448,703
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            66,600           2,236,428
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         13,400             410,844
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,314,275
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             1,400             $54,292
--------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                          3,800             101,042
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $155,334
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              17,570          $1,247,646
--------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                     9,000             416,700
--------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              2,800             184,380
--------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                    12,800             550,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,399,126
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
--------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     35,970          $2,069,354
--------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                   9,900             820,215
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               34,892           1,686,330
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                  8,300             848,011
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,423,910
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                130,550            $459,536
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      44,307            $752,333
--------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             27,640           1,241,036
--------------------------------------------------------------------------------------------------------------------------
H.J.Heinz Co.                                                                                   15,400             554,708
--------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                     13,300             567,378
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   20,000             973,000
--------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                  33,600             768,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,856,551
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   17,840            $681,309
--------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                         19,050             769,811
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,451,120
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                             15,800            $297,672
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                       8,400            $227,640
--------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%
--------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                      4,100            $160,761
--------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  33,650           1,614,863
--------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      2,500             175,700
--------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         19,490           1,207,016
--------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                      1,600              73,216
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   26,300           1,016,495
--------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.                                                                    17,426             576,103
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,824,154
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                     5,100             $95,880
--------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                    47,200             855,736
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $951,616
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                4,900            $394,205
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                      4,200             271,110
--------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      6,400             405,824
--------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                                     4,600             312,662
--------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                        7,100             426,355
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,810,156
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                   17,870            $486,957
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        6,500             247,975
--------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                          3,300              98,043
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                         78,040             842,052
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,675,027
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                       5,700            $183,312
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    1,100              72,644
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $255,956
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
--------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                28,300            $298,149
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 42,900             963,963
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,262,112
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
--------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                              8,200            $252,314
--------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                    4,000             156,800
--------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                            4,300             121,819
--------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                  13,311             279,664
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $810,597
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.9%
--------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 11,620            $609,004
--------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           15,900             871,956
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             61,530           1,885,895
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    49,835           2,240,083
--------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                2,700             181,737
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,788,675
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             34,700          $1,469,892
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  1,700             102,085
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               49,170           2,769,746
--------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               41,830           1,380,390
--------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                      5,700             266,105
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                     8,000            $244,800
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                 6,500             672,603
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           59,600           2,229,040
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,134,661
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                               77,300            $679,233
--------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                     10,200             419,730
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,098,963
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               8,900            $340,959
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                              4,500             263,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $604,659
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                 7,900            $221,437
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  12,820            $697,152
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                           10,080             226,397
--------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    1,800              76,932
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,000,481
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       64,000          $1,196,800
--------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                16,410             643,272
--------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  26,200             577,448
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,417,520
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               125,900          $1,727,348
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         83,440           2,011,738
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,739,086
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            16,300            $295,030
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                         280,800             954,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,249,750
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.9%
--------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        13,624            $353,543
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   191,290           3,850,668
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    87,556           3,447,955
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,652,166
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              27,700          $1,303,008
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 231,930            $672,597
--------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                    9,900             392,040
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                         7,200             469,800
--------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                7,900             198,922
--------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   13,900            $842,479
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    12,040             441,747
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                2,600             106,808
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        9,900             467,082
--------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       13,810             661,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,253,250
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $108,062,183)                                                                  $117,937,288
--------------------------------------------------------------------------------------------------------------------------
BONDS - 38.1%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                      $223,000            $248,426
--------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                               373,000             417,569
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                            326,000             401,413
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,067,408
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                                      $591,229            $553,413
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                              $261,000            $272,130
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.3%
--------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                         $236,000            $234,122
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                  205,331             216,759
--------------------------------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, 1.96%, 2037                                                 301,068             299,123
--------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                                     68,291              67,352
--------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.7%, 2008##                                                            190,000             200,161
--------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                               320,000             348,134
--------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                        369,000             403,148
--------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                       111,697             121,457
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                               623,000             656,583
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                                35,000              38,763
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        221,199             238,453
--------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                       58,857              62,841
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                       100,897             109,645
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                              75,712              81,699
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                              35,095              37,780
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                           248,873             254,700
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                    175,000             189,338
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                             89,142              94,992
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.7985%, 2030##                                              9,026,299             222,071
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                   325,564             352,153
--------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                              58,439              64,741
--------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7%, 2028                                                      68,657              68,562
--------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                          100,827              99,291
--------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, 6%, 2016                                              127,377             127,148
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,589,016
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%
--------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                                                  $69,000             $80,223
--------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                                163,000             176,856
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                    225,000             220,619
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                               80,000              84,734
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            180,000             200,764
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                            116,000             126,151
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                   165,000             176,171
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                72,000              76,253
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             142,000             150,772
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,292,543
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                                  $179,000            $241,561
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                              299,000             348,468
--------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 3.92% to 2049##                                       100,000             105,726
--------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                       211,000             214,962
--------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 3.9625% to 2049                                          161,000             164,219
--------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                                          361,000             400,655
--------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049##                                             208,000             256,323
--------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                     50,000              51,112
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,783,026
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
--------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                 $425,000            $497,700
--------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                   1,000               1,298
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $498,998
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                          $247,000            $255,151
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                             214,000             237,734
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                          247,000             260,999
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    334,000             376,530
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                          82,000              84,820
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                        156,000             174,806
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,390,040
--------------------------------------------------------------------------------------------------------------------------
Building - 0.1%
--------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                          $208,000            $237,050
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                 $162,000            $172,901
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                  $211,000            $230,208
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                   $147,000            $156,680
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                      90,000              97,015
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $253,695
--------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Raytheon Co.,6.15%, 2008                                                                      $192,000            $208,917
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                              $316,000            $344,440
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                39,000              44,343
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $388,783
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.1%
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                            $85,000             $97,538
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                 55,000              62,013
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $159,551
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp.U.L.C., 6.875%, 2011                                                     $142,000            $160,214
--------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                       98,000             103,789
--------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                   77,000              82,057
--------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                      90,000              93,921
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $439,981
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0%
--------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                 $62,000             $67,585
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   $69,000             $72,724
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                   98,000             107,973
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $180,697
--------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
--------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., ,7.657%, 2049##                                                    $170,000            $197,496
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                                     536,000             553,004
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                    130,000             148,330
--------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                            153,000             153,348
--------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                        195,000             202,952
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,255,130
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S.Finance, 5.125%, 2013##                                                 $270,000            $274,176
--------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                 122,000             133,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $407,464
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                $104,000            $108,391
--------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                  254,000             284,832
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $393,223
--------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%
--------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                          $441,000            $472,007
--------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                              444,000             459,770
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                      180,000             193,563
--------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                          80,000              80,069
--------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                         179,000             198,919
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,404,328
--------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                                  $185,000            $191,596
--------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                         117,000             119,448
--------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                     $32,000             $33,035
--------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                                 84,000              86,063
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $430,142
--------------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                      $262,000            $293,576
--------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                                               $363,000            $369,205
--------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                  112,000             108,072
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $477,277
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                         $60,000             $70,331
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                         276,000             298,015
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.25%, 2013                                                                          32,000              32,983
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $401,329
--------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.9%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                      $830,000            $884,340
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2034                                                                  4,182,029           4,355,593
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                       180,035             179,093
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2034                                                                6,836,723           6,970,535
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                                  1,772,723           1,804,807
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                                                1,012,399           1,011,410
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                                2,244,931           2,358,294
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                  142,790             153,056
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2033                                                                 1,631,966           1,634,065
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2019                                                               1,236,367           1,235,216
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                               1,410,936           1,433,825
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2034                                                                 1,819,460           1,884,813
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                        368,640             387,111
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2024                                                                   97,722             105,685
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                         327,964             346,865
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033 - 2034                                                                    990,764           1,028,647
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033                                                                       1,569,061           1,599,569
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $27,372,924
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
--------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               $82,000             $96,659
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                  315,000             350,876
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                  117,000             138,494
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $586,029
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                             $123,000            $125,492
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                          $508,000            $586,382
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                       $226,000            $263,709
--------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                              $42,000             $40,737
--------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                    29,000              31,906
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             383,000             401,833
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $474,476
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
--------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                     $107,000            $113,624
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                       $125,000            $134,063
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                       152,000             196,472
--------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.5%, 2011                                                                 85,000             101,752
--------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                          150,000             155,797
--------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                             124,000             130,063
--------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                           52,000              60,930
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                              81,000              79,117
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013##                                                           150,000             152,830
--------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                           270,000             284,123
--------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                           486,000             540,448
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,835,595
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.1%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                        $360,000            $358,738
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                      1,147,000           1,209,163
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                              4,434,000           5,029,333
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                            94,000             103,801
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                                       299,000             304,584
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                           365,000             365,661
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                            390,000             408,796
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                                    1,405,000           1,403,564
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                      49,663              48,850
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                     123,000             123,590
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                     200,000             205,024
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                     283,000             294,779
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     156,000             156,926
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,012,809
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.1%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                 $703,000            $966,323
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                             2,489,000           2,906,490
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              623,000             667,389
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2005                                                               52,000              51,909
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                                                978,000           1,004,590
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.25%, 2005                                                               387,000             385,005
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                               665,000             690,665
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                2,545,000           2,743,032
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                              146,000             151,823
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                               753,160             874,107
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                1,175,650           1,301,803
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                              303,000             301,106
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 1,000               1,050
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,068,962
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
--------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                   $238,000            $268,628
--------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                          77,000              86,991
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 147,000             160,358
--------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                    118,000             116,148
--------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                   61,000              64,402
--------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                          454,000             505,032
--------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                          1,000               1,073
--------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                               154,971             165,136
--------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                          202,000             227,528
--------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                     71,000              79,524
--------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                    91,000             116,531
--------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                         125,000             124,071
--------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                              114,000             128,714
--------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.85%, 2012                                                             133,000             148,550
--------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                  116,000             117,105
--------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                       102,000             115,166
--------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                 338,966             383,746
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,808,703
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.1%
--------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                                   $166,000            $168,619
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $73,111,792)                                                                     $75,265,735
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 0.7%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $1,392,000          $1,392,000
--------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$2,139,111 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                       $2,139,000          $2,139,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $184,704,975)                                                             $196,734,023
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                              568,190
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $197,302,213
--------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     TOTAL RETURN VARIABLE ACCOUNT
                ---------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.